SUPPLEMENT TO THE SPARTAN(registered trademark) MARYLAND MUNICIPAL INCOME FUND OCTOBER 20, 1998 PROSPECTUS

The following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 9.

Citibank, N.A. is the fund's transfer agent, and is located at 111 Wall Street, New York, New York. Citibank, N.A. employs Fidelity
Service Company (FSC) to perform transfer agent servicing functions for the fund.

The following information replaces similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 15.

Citibank, N.A. is the transfer and service agent for the fund. Citibank, N.A. has entered into sub-agreements with FSC under which FSC performs transfer agency, dividend disbursing, shareholder servicing, and accounting functions for the fund. These services include processing shareholder transactions, valuing the fund's investments, and calculating the fund's share price and dividends. FMR, not the fund, pays for these services.

SUPPLEMENT TO THE SPARTAN(Registered trademark) MARYLAND
MUNICIPAL INCOME FUND
A FUND OF FIDELITY UNION STREET TRUST
OCTOBER 20, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "TRANSFER AGENT" ON THE COVER PAGE.

TRANSFER AGENT

Citibank, N.A. and
Fidelity Service Company, Inc. (FSC)

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE FIRST, FOURTH, AND SIXTH PARAGRAPHS FOUND IN THE "CONTRACTS WITH FMR
AFFILIATES" SECTION BEGINNING ON PAGE 26.

CONTRACTS WITH FMR AFFILIATES

The fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreement, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for the fund. Citibank, N.A. in turn has entered into a sub-transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services for the fund and receives all related transfer agency fees paid to Citibank, N.A.

In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in the fund.

The fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreement, Citibank, N.A. provides pricing and bookkeeping services for the fund. Citibank, N.A. in turn has entered into a sub-service agent agreement with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "CUSTODIAN" IN THE "DESCRIPTION OF THE TRUST" SECTION ON PAGE 28.

 CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

SUPPLEMENT TO THE SPARTAN(registered trademark) SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
OCTOBER 20, 1998 PROSPECTUS

The following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 9.

Citibank, N.A. is the fund's transfer agent, and is located at 111 Wall Street, New York, New York. Citibank, N.A. employs Fidelity
Service Company, Inc. (FSC) to perform transfer agent servicing functions for the fund.

The following information replaces similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section beginning on page 14.

Citibank, N.A. is the transfer and service agent for the fund. Citibank, N.A. has entered into sub-agreements with FSC under which FSC performs transfer agency, dividend disbursing, shareholder servicing, and accounting functions for the fund. These services include processing shareholder transactions, valuing the fund's investments, and calculating the fund's share price and dividends. FMR, not the fund, pays for these services.

SUPPLEMENT TO THE
SPARTAN(registered trademark) SHORT-INTERMEDIATE MUNICIPAL INCOME FUND OCTOBER 20, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "TRANSFER AGENT" ON THE COVER PAGE.

TRANSFER AGENT

Citibank, N.A.
and Fidelity Service Company, Inc. (FSC)

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE FIRST, FOURTH, AND SIXTH PARAGRAPHS FOUND IN THE "CONTRACTS WITH FMR
AFFILIATES" SECTION ON PAGE 21.

The fund has entered into a transfer agent agreement with Citibank, N.A. Under the terms of the agreement, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for the fund. Citibank, N.A. in turn has entered into a sub-transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services for the fund and receives all related transfer agency fees paid to Citibank, N.A.

In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in the fund.

The fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreement, Citibank, N.A. provides pricing and bookkeeping services for the fund. Citibank, N.A. in turn has entered into a sub-service agent agreement with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "CUSTODIAN" IN THE "DESCRIPTION OF THE TRUST" SECTION ON PAGE 22.

CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.